Shareholder Report, Average Annual Return (Details) 197929_US Treasury 6 Month Bill ETF_TF_TSR Annual {TF}	12 Months Ended	42 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m US Treasury 6 Month Bill ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m US Treasury 6 Month Bill ETF
Average Annual Return, Percent	3.73%	4.59%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Treasury Core Bond Index
Average Annual Return, Percent	1.21%	3.01%
ICE BofA 6-Month US Treasury Bill Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month US Treasury Bill Total Return Index
Average Annual Return, Percent	3.71%	4.69%
Bloomberg U.S. Treasury Bellwether: 6 Month Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwether: 6 Month Total Return USD Unhedged Index
Average Annual Return, Percent	3.79%	4.76%